Share-based payments (Tables)	12 Months Ended
Jun. 30, 2019
Share-based payments
Schedule of movements in the number of share awards outstanding

Number of
Class A
ordinary shares
At 1 July 2018	83,153
Awarded	55,976
Vested	(44,577)
At 30 June 2019	94,552